INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

8.     INVENTORIES

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Medicine	10,259	9,896	1,435
Medical material	27,754	72,971	10,580
Low-value consumables	692	2,575	373
	38,705	85,442	12,388

Less: inventory provision	(620)	(607)	(88)

	38,085	84,835	12,300